PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Electronic equipment	8,793	17,815	2,796
Less: accumulated depreciation	(2,403)	(5,529)	(868)
Property and equipment, net	6,390	12,286	1,928